-------------------------
                     UNITED STATES                           OMB APPROVAL
                                                       -------------------------
           SECURITIES AND EXCHANGE COMMISSION          OMB Number:    3235-0456
                 Washington, D.C. 20549                Expires: August 31, 2000
                                                       Estimated average burden
                                                       hours per response.....1
                                                       -------------------------
                       FORM 24F-2
            ANNUAL NOTICE OF SECURITIES SOLD
                 PURSUANT TO RULE 24F-2

        Read instructions at end of Form before preparing Form.


--------------------------------------------------------------------------------
     1.    Name and address of issuer:

           PaineWebber Managed Assets Trust
           1285 Avenue of the Americas
           New York, NY 10019

--------------------------------------------------------------------------------
     2. The name of each series or class of securities for which this Form is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
           classes):                                                         |X|

--------------------------------------------------------------------------------
     3.    Investment Company Act File Number:

               811-6376

           Securities Act File Number:

               33-42160


--------------------------------------------------------------------------------
     4(a). Last day of fiscal year for which this Form is filed:

               August 31, 1998

--------------------------------------------------------------------------------
     4(b). / /  Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of
                the issuer's fiscal year).  (See Instruction A.2)

     NOTE: IF THE  FORM  IS  BEING  FILED  LATE,  INTEREST  MUST  BE PAID ON THE
           REGISTRATION FEE DUE.

--------------------------------------------------------------------------------
     4(c) / / Check box if this is the last time the issuer will be filing this Form.

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
        5.    Calculation of registration fee:

              (i)    Aggregate sale price of                                           $  91,135,563
                     securities sold during the                                        -------------
                     fiscal year pursuant to section
                     24(f):


              (ii)   Aggregate price of securities
                     redeemed or repurchased during             $  75,586,995
                     the fiscal year                             ------------


              (iii)  Aggregate price of securities
                     redeemed or repurchased during any
                     PRIOR fiscal year ending no earlier
                     than October 1, 1995 that were not
                     previously used to reduce registration     $  17,310,890
                     fees payable to the Commission:             ------------

              (iv)   Total available redemption credits                               -$  92,897,885
                     [add Items 5(ii) and 5(iii)]:                                      ------------
              (v)    Net sales - if item 5(i) is greater
                     than Item 5(iv) [subtract item 5(iv)                              $           0
                     from Item 5(i)]:                                                   ------------



       -------------------------------------------------------------------------
              (vi)   Redemption credits available for
                     use in future years -- if Item 5(i)        $(  1,762,322)
                     is less than Item 5(iv) [subtract            -----------
                     Item 5(iv) from Item 5(i)]:

       -------------------------------------------------------------------------

              (vii)  Multiplier for determining registration
                     fee (See Instruction C.9):                                       x$    0.000278
                                                                                        ------------

              (viii) Registration fee due [multiply
                     Item 5(v) by Item 5(vii)] (enter
                     "0" if no fee is due):                                           =$           0
                                                                                        ------------
----------------------------------------------------------------------------------------------------
        6.     Prepaid Shares

               If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
               Act of 1933 pursuant to rule 24e-2 as in effect before October
               11, 1997, then report the amount of securities (number of shares or other units) deducted here: NONE . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: NONE .

----------------------------------------------------------------------------------------------------
       7.     Interest due - if this Form is being filed more than 90 days after the end of the Issuer's fiscal year (see Instruction D):

                                                                                  +$               0
                                                                                    ----------------
----------------------------------------------------------------------------------------------------
        8.    Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                                  =$               0
                                                                                    ----------------
----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
       9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                      Method of Delivery:

                                    |_|    Wire Transfer

                                    |_|    Mail or other means

--------------------------------------------------------------------------------

                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*    /s/ Ann E. Moran
                             --------------------------------------
                             Ann E. Moran
                             Vice President and Assistant Treasurer

Date:   November 25, 1998

        *Please print the name and title of the signing officer below the signature.